Bridge Builder International Equity Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.33%
Argentina – 0.42%
MercadoLibre, Inc.(1)	90,435	$44,184,732

Total Argentina		44,184,732

Australia – 2.15%
AGL Energy Ltd.	29,956	313,500
Alumina Ltd.	99,068	88,784
AMP Ltd.(1)	175,845	143,603
APA Group - Stapled Security	51,175	324,744
Aristocrat Leisure Ltd.	25,139	325,742
ASX Ltd.	8,317	390,406
Aurizon Holdings Ltd.	80,743	209,251
AusNet Services - Class Miscella	90,663	95,197
Australia & New Zealand Banking Group Ltd.	131,984	1,384,169
Bendigo & Adelaide Bank Ltd.	25,500	97,967
BHP Group Ltd.	138,263	2,508,271
BHP Group Plc	98,342	1,526,234
BlueScope Steel Ltd.	20,855	109,187
Boral Ltd.	65,125	81,799
Brambles Ltd.	67,320	435,139
Caltex Australia Ltd.	10,131	136,797
Challenger Ltd.	24,541	59,944
CIMIC Group Ltd.	4,536	64,245
Coca-Cola Amatil Ltd.	21,234	114,606
Cochlear Ltd.	396,407	45,179,039
Coles Group Ltd.	49,855	464,302
Commonwealth Bank of Australia	82,979	3,130,801
Computershare Ltd.	19,800	118,529
Crown Resorts Ltd.	15,771	73,189
CSL Ltd.	487,375	88,347,257
Dexus Property Group	47,597	263,763
Flight Centre Travel Group Ltd.(5)	2,815	15,099
Fortescue Metals Group Ltd.	65,902	403,862
Goodman Group	72,400	530,668
GPT Group	79,031	175,580
Harvey Norman Holdings Ltd.	22,465	41,249
Incitec Pivot Ltd.	61,217	75,935
Insurance Australia Group Ltd.	98,528	371,751
LendLease Group - Stapled Security	22,888	143,503
Macquarie Group Ltd.	14,612	778,205

Magellan Financial Group Ltd.	6,044	160,297
Medibank Pvt Ltd.	122,670	201,732
Mirvac Group	175,871	223,443
National Australia Bank Ltd.	134,244	1,377,059
Newcrest Mining Ltd.	33,737	463,301
Oil Search Ltd.	55,675	80,743
Orica Ltd.	17,581	164,580
Origin Energy Ltd.	82,115	220,662
Qantas Airways Ltd.	29,637	57,662
QBE Insurance Group Ltd.	5,147,322	26,812,373
Ramsay Health Care Ltd.	7,188	252,746
REA Group Ltd.	2,138	100,152
Santos Ltd.	71,832	147,525
Scentre Group	235,698	225,758
Seek Ltd.	2,162,226	19,758,943
Sonic Healthcare Ltd.	19,443	292,225
South32 Ltd.	225,725	249,180
Stockland	103,916	159,793
Suncorp Group Ltd.	57,923	321,662
Sydney Airport - Stapled Security	47,596	164,449
Tabcorp Holdings Ltd.	80,919	125,230
Telstra Corp. Ltd.	179,297	336,567
TPG Telecom Ltd.	15,038	64,043
Transurban Group - Stapled Security	118,381	881,777
Treasury Wine Estates Ltd.	2,879,213	17,875,786
Vicinity Centres	139,795	87,447
Washington H Soul Pattinson & Co. Ltd.	5,392	55,718
Wesfarmers Ltd.	50,659	1,073,475
Westpac Banking Corp.	166,452	1,709,595
WiseTech Global Ltd.	5,809	60,390
Woodside Petroleum Ltd.	44,207	490,542
Woolworths Group Ltd.	53,702	1,167,824
WorleyParsons Ltd.	14,115	52,379

Total Australia		223,937,375

Austria – 0.01%
Andritz AG(1)	3,540	110,907
Erste Group Bank AG	13,693	250,688
OMV AG	6,802	186,150
Raiffeisen Bank International AG	7,225	103,926
Verbund AG	3,182	114,763

Voestalpine AG	5,941	119,869

Total Austria		886,303

Belgium – 0.12%
Ageas	8,225	342,752
Anheuser-Busch InBev SA	94,236	4,162,393
Colruyt SA	2,586	140,182
Galapagos NV(1)	1,985	389,809
Groupe Bruxelles Lambert SA	3,731	293,559
KBC Group NV	125,761	5,706,429
Proximus	6,807	156,320
Solvay SA	3,602	259,587
Telenet Group Holding NV	2,314	69,486
UCB SA	5,392	461,352
Umicore SA	8,254	284,691

Total Belgium		12,266,560

Brazil – 0.35%
Raia Drogasil SA	1,862,271	36,502,820

Total Brazil		36,502,820

Canada – 2.76%
Canadian Pacific Railway Ltd.	300,916	66,078,145
Fairfax Financial Holdings Ltd.	59,189	18,145,321
Lululemon Athletica, Inc.(1)	345,864	65,558,521
Shopify, Inc. - Class A(1)	331,555	138,235,226

Total Canada		288,017,213

Chile – 0.20%
Antofagasta Plc	2,191,261	20,927,527

Total Chile		20,927,527

China – 3.27%
Alibaba Group Holding Ltd. - ADR(1)	438,318	85,244,085
Baidu, Inc. - ADR(1)	199,007	20,057,915
BeiGene Ltd. - ADR(1)	1,669	205,471
Lenovo Group Ltd.	41,122,000	21,784,065
Ping An Insurance Group Co. of China Ltd. - Class H	3,246,000	31,701,284
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	18,341,500	59,472,924
Tencent Holdings Ltd.	1,300,556	64,283,379
Trip.com Group Ltd. - ADR(1)	745,225	17,475,526
Tsingtao Brewery Co. Ltd. - Class H	8,105,000	40,968,529
Yangzijiang Shipbuilding Holdings Ltd.	132,900	77,114

Total China		341,270,292

Denmark – 0.86%
AP Moller - Maersk - Class A	193	158,515
AP Moller - Maersk - Class B	33,246	29,468,084
Carlsberg - Class B	4,528	509,761
CHR Hansen Holding A/S	4,526	333,986
Coloplast A/S - Class B	5,099	739,490
Danske Bank A/S	715,041	7,957,982
Demant A/S(1)	5,032	109,564
DSV A/S	470,570	42,788,489
Genmab A/S(1)	2,858	574,083
H Lundbeck A/S	2,828	83,037
ISS A/S	7,855	107,461
Novo Nordisk A/S - Class B	75,810	4,527,077
Novozymes A/S - Class B	9,077	407,165
Orsted A/S(2)	8,139	796,789
Pandora A/S	4,057	130,356
Tryg A/S	4,903	119,338
Vestas Wind Systems	8,177	665,327

Total Denmark		89,476,504

Finland – 1.06%
Elisa OYJ	6,328	390,586
Fortum OYJ	20,663	300,586
Kone OYJ - Class B	655,634	36,715,986
Metso OYJ	4,270	100,625
Neste OYJ	17,967	597,359
Nokia OYJ	22,505,499	69,313,790
Nokian Renkaat OYJ	6,185	147,686
Nordea Bank Abp	152,380	857,200
Orion OYJ - Class B	4,576	186,226
Sampo OYJ - Class A	20,725	597,892
Stora Enso OYJ - Class R	26,533	265,300
UPM-Kymmene OYJ	24,858	677,801
Wartsila OYJ Abp	21,901	159,931

Total Finland		110,310,968

France – 8.23%
Accor SA	7,326	196,821
Aeroports de Paris	1,191	115,058
Air Liquide SA	20,404	2,604,520
Airbus SE	25,082	1,617,335
Alstom SA	8,254	340,825
Amundi SA(2)	316,931	18,337,450

Arkema SA	3,204	218,752
Atos SE	4,523	301,346
AXA SA	90,084	1,525,298
BioMerieux	1,681	190,303
BNP Paribas SA	1,249,221	36,471,298
Bollore SA	35,754	97,166
Bouygues SA	303,505	8,808,075
Bureau Veritas SA	12,917	243,471
Capgemini SE	6,660	556,525
Carrefour SA	28,365	449,707
Casino Guichard Perrachon SA	2,703	103,444
Cie de Saint-Gobain	2,485,616	59,643,440
Cie Generale des Etablissements Michelin SCA	231,586	20,283,431
CNP Assurances	7,808	75,602
Covivio	2,271	127,541
Credit Agricole SA	54,192	383,457
Danone SA	26,526	1,697,617
Dassault Aviation SA	95	78,013
Dassault Systemes	5,630	821,930
Edenred	10,365	430,142
Eiffage SA	3,260	231,407
Electricite de France SA	28,972	226,547
Engie SA	85,443	874,975
EssilorLuxottica SA	205,809	21,789,984
EssilorLuxottica SA	172,788	18,493,860
Eurazeo SE	1,870	83,906
Eutelsat Communications SA	9,294	96,613
Faurecia SE	3,726	109,103
Gecina SA	2,204	290,024
Getlink SE	19,706	238,337
Hermes International	1,349	917,875
ICADE	1,272	99,837
Iliad SA	610	82,188
Ingenico Group SA	2,651	277,108
Ipsen SA	1,530	78,428
JCDecaux SA	3,454	61,405
Kering SA	3,256	1,697,721
Klepierre SA	9,057	172,641
Legrand SA	589,811	37,619,306
L’Oreal SA	10,806	2,796,711

LVMH Moet Hennessy Louis Vuitton SE	179,767	65,929,809
Natixis SA	46,521	148,134
Orange SA	5,792,434	70,131,663
Pernod Ricard SA	280,245	39,776,943
Peugeot SA	27,444	357,301
Publicis Groupe SA	573,110	16,378,868
Remy Cointreau SA	167,270	18,230,550
Renault SA	9,048	171,955
Rexel SA	3,504,863	25,807,600
Safran SA	14,115	1,250,549
Sanofi SA	2,030,622	175,800,920
Sartorius Stedim Biotech	284,032	56,679,766
Schneider Electric SE	362,506	30,640,064
SCOR SE	185,442	4,079,955
SEB SA	918	113,700
Societe Generale SA	37,748	618,394
Sodexo SA	3,899	261,838
Suez Environnement Co.	15,913	161,666
Teleperformance	2,485	514,685
Thales SA	4,491	371,926
TOTAL SA	1,874,372	70,624,117
Ubisoft Entertainment SA(1)	473,587	34,614,965
Unibail-Rodamco-Westfield	6,522	373,883
Valeo SA	10,960	178,382
Veolia Environnement SA	25,689	542,574
Vinci SA	23,954	1,957,265
Vivendi SA	35,985	760,845
Wendel SA	1,275	101,176
Worldline SA(1)(2)	5,619	331,640

Total France		858,867,676

Germany – 6.20%
Adidas AG	173,132	38,440,042
Allianz SE	356,626	60,732,534
BASF SE	514,596	24,053,230
Bayer AG	1,136,009	65,091,609
Bayerische Motoren Werke AG	15,655	799,176
Bechtle AG	432,633	54,474,042
Beiersdorf AG	4,274	430,352
Brenntag AG	6,741	244,915
Carl Zeiss Meditec AG	1,674	159,399

Commerzbank AG	11,142,797	39,666,624
Continental AG	699,204	49,852,050
Covestro AG(2)	635,110	19,274,430
Daimler AG - Class REGISTERED	1,168,545	34,897,638
Delivery Hero SE(1)(2)	5,040	370,562
Deutsche Bank AG	90,209	573,466
Deutsche Boerse AG	8,209	1,127,786
Deutsche Lufthansa AG	10,615	99,284
Deutsche Post AG	42,537	1,140,358
Deutsche Telekom AG	1,558,983	20,134,950
Deutsche Wohnen SE	16,558	627,527
E.ON SE	7,326,261	75,150,453
Evonik Industries AG	9,671	201,962
Fraport AG Frankfurt Airport Services Worldwide	2,121	85,381
Fresenius Medical Care AG & Co. KGaA	980,926	64,030,919
Fresenius SE & Co. KGaA	19,539	727,490
GEA Group AG	6,298	130,103
Hannover Rueck SE	2,837	400,601
HeidelbergCement AG	6,820	291,371
Henkel AG & Co. KGaA	4,517	331,809
HOCHTIEF AG	1,054	69,205
Infineon Technologies AG	53,396	770,812
KION Group AG	3,019	129,931
Knorr-Bremse AG	2,184	192,008
LANXESS AG	3,503	139,434
Merck KGaA	5,651	570,537
METRO AG	7,669	65,318
MTU Aero Engines AG	2,281	329,826
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,581	1,323,245
Nemetschek SE	388,106	18,919,285
Puma SE	3,505	205,937
RWE AG	25,342	662,734
SAP SE	42,257	4,717,908
Siemens AG	187,232	15,677,893
Siemens Healthineers AG(2)	6,599	255,095
Symrise AG - Class A	5,450	504,173
Telefonica Deutschland Holding AG	44,230	108,589
ThyssenKrupp AG(1)	16,215	85,407
TUI AG	22,409	98,086
Uniper SE	9,476	232,761

United Internet AG - Class REG	4,943	143,732
Volkswagen AG	30,938	4,058,994
Vonovia SE	23,987	1,193,198
Wirecard AG	5,143	579,463
Zalando SE(1)(2)	1,121,485	42,268,893

Total Germany		646,842,527

Hong Kong – 5.42%
AIA Group Ltd.	12,504,385	111,972,277
ASM Pacific Technology Ltd.	12,400	114,977
Bank of East Asia Ltd.	62,400	133,350
BOC Hong Kong Holdings Ltd.	173,000	474,889
Budweiser Brewing Co. APAC Ltd.(1)(2)	60,800	156,361
China Mobile Ltd.	19,861,500	148,847,670
China Resources Power Holdings Co. Ltd.	17,028,000	18,675,260
CK Asset Holdings Ltd.	120,000	651,083
CK Hutchison Holdings Ltd.	17,354,500	115,670,510
CK Infrastructure Holdings Ltd.	31,500	166,757
CLP Holdings Ltd.	76,500	700,740
Dairy Farm International Holdings Ltd.	20,200	92,909
Galaxy Entertainment Group Ltd.	2,429,000	12,793,107
Hang Lung Properties Ltd.	91,000	183,505
Hang Seng Bank Ltd.	35,800	609,934
Henderson Land Development Co. Ltd.	68,758	260,241
HK Electric Investments & HK Electric Investments Ltd.	117,500	112,808
HKT Trust & HKT Ltd. - Class Miscella	181,000	246,169
Hong Kong & China Gas Co. Ltd.	461,992	756,480
Hong Kong Exchanges & Clearing Ltd.	49,199	1,473,968
Hongkong Land Holdings Ltd.	56,600	211,761
Jardine Matheson Holdings Ltd.	294,300	14,812,688
Jardine Strategic Holdings Ltd.	995,400	22,245,863
Kerry Properties Ltd.	36,000	94,140
Link Real Estate Investment Trust	90,200	760,249
Melco Resorts & Entertainment Ltd. - ADR	8,652	107,285
MTR Corp. Ltd.	73,000	375,486
New World Development Co. Ltd.	294,413	313,926
NWS Holdings Ltd.	63,613	64,827
PCCW Ltd.	204,000	111,867
Power Assets Holdings Ltd.	63,500	376,697
Sino Land Co. Ltd.	140,490	176,815
SJM Holdings Ltd.	88,000	73,430

Sun Hung Kai Properties Ltd.	75,000	980,553
Swire Pacific Ltd. - Class A	5,241,000	33,362,703
Swire Properties Ltd.	54,000	150,862
Techtronic Industries Co. Ltd.	4,460,500	28,323,756
Vitasoy International Holdings Ltd.	32,000	96,300
WH Group Ltd.(2)	51,698,500	47,718,181
Wharf Real Estate Investment Co. Ltd.	58,000	236,578
Wheelock & Co. Ltd.	37,000	250,710
Yue Yuen Industrial Holdings Ltd.	32,500	49,663

Total Hong Kong		564,987,335

India – 1.53%
Asian Paints Ltd.	2,227,815	48,764,352
HDFC Bank Ltd. - ADR	1,008,907	38,802,563
Housing Development Finance Corp. Ltd.	1,894,820	40,695,600
Mahindra & Mahindra Ltd. - GDR	2,737,551	10,532,569
MakeMyTrip Ltd.(1)	487,900	5,832,844
United Spirits Ltd.(1)	2,363,362	15,145,450

Total India		159,773,378

Ireland – 1.90%
Accenture Plc - Class A	376,844	61,523,551
AerCap Holdings NV(1)	5,207	118,668
AIB Group Plc(1)	31,794	35,254
Bank of Ireland Group Plc	47,913	89,313
CRH Plc	33,915	917,162
DCC Plc	4,335	270,726
Experian Plc	2,324,810	64,609,574
Flutter Entertainment Plc	3,050	272,589
ICON Plc(1)	193,338	26,293,968
James Hardie Industries Plc	19,713	228,882
Kerry Group Plc - Class A	6,635	769,826
Kingspan Group Plc	787,328	42,456,296
Paddy Power Betfair Plc	588	52,892
Smurfit Kappa Group Plc	10,493	297,248

Total Ireland		197,935,949

Isle of Man – 0.00%(3)
GVC Holdings Plc	28,498	197,398

Total Isle of Man		197,398

Israel – 0.03%
Azrieli Group Ltd.	2,046	116,981
Bank Hapoalim BM	51,808	310,427

Bank Leumi Le-Israel BM	67,233	370,720
Check Point Software Technologies Ltd.(1)	5,176	520,395
CyberArk Software Ltd.(1)	1,531	130,992
Elbit Systems Ltd.	1,076	139,436
Israel Chemicals Ltd.	30,517	97,193
Israel Discount Bank Ltd. - Class A	61,111	178,192
Mizrahi Tefahot Bank Ltd.	6,751	124,257
Nice Ltd.(1)	2,659	384,480
Teva Pharmaceutical Industries Ltd. - ADR(1)	51,545	462,874
Wix.com Ltd.(1)	2,144	216,158

Total Israel		3,052,105

Italy – 2.43%
Assicurazioni Generali SpA	50,753	687,439
Atlantia SpA	22,551	280,139
Davide Campari-Milano SpA	26,378	189,166
Enel SpA	12,254,102	84,526,922
ENI SpA	11,496,465	114,245,816
Ferrari NV	239,846	36,944,666
FinecoBank Banca Fineco SpA	22,764	204,810
Intesa Sanpaolo SpA	692,994	1,121,307
Leonardo SpA	16,083	106,327
Mediobanca Banca di Credito Finanziario SpA	29,967	163,416
Moncler SpA	7,842	284,968
Pirelli & C SpA(2)	20,819	74,969
Poste Italiane SpA(2)	24,645	207,433
Prysmian SpA	10,921	173,391
Recordati SpA	4,700	198,023
Snam SpA	98,221	448,900
Telecom Italia SpA(1)	17,827,561	7,216,137
Telecom Italia SpA Savings Share	289,737	113,201
Terna Rete Elettrica Nazionale SpA	66,867	420,317
UniCredit SpA	701,026	5,423,550

Total Italy		253,030,897

Japan – 19.14%
ABC-Mart, Inc.	1,600	80,077
Acom Co. Ltd.	18,100	73,503
Advantest Corp.	8,800	350,504
Aeon Co. Ltd.	28,500	631,390
Aeon Financial Service Co. Ltd.	4,900	52,352
Aeon Mall Co. Ltd.	4,600	58,058

AGC, Inc.	8,800	214,434
Air Water, Inc.	7,800	106,820
Aisin Seiki Co. Ltd.	7,600	186,133
Ajinomoto Co., Inc.	19,065	355,266
Alfresa Holdings Corp.	7,600	141,448
Alps Alpine Co. Ltd.	10,400	100,211
Amada Holdings Co. Ltd.	14,700	115,217
ANA Holdings, Inc.	4,700	114,510
Aozora Bank Ltd.	5,300	101,146
Asahi Group Holdings Ltd.	15,300	496,381
Asahi Intecc Co. Ltd.	7,900	195,383
Asahi Kasei Corp.	59,200	414,804
Astellas Pharma, Inc.	4,420,200	68,103,605
Bandai Namco Holdings, Inc.	8,600	417,128
Bank of Kyoto Ltd.	2,700	85,568
Benesse Holdings, Inc.	2,600	66,165
Bridgestone Corp.	26,900	823,426
Brother Industries Ltd.	11,000	166,611
Calbee, Inc.	3,300	89,057
Canon, Inc.	46,700	1,014,835
Casio Computer Co. Ltd.	7,900	110,531
Central Japan Railway Co.	6,700	1,073,817
Chiba Bank Ltd.	26,500	115,359
Chubu Electric Power Co., Inc.	30,700	433,275
Chugai Pharmaceutical Co. Ltd.	9,600	1,110,679
Chugoku Electric Power Co., Inc.	12,700	177,193
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	102,617
Concordia Financial Group Ltd.	46,800	136,218
Credit Saison Co. Ltd.	8,100	93,974
CyberAgent, Inc.	4,600	178,277
Dai Nippon Printing Co. Ltd.	11,000	233,762
Daicel Corp.	10,600	77,116
Daifuku Co. Ltd.	4,500	282,007
Dai-ichi Life Holdings, Inc.	723,100	8,586,908
Daiichi Sankyo Co. Ltd.	24,600	1,689,445
Daikin Industries Ltd.	10,700	1,291,641
Daito Trust Construction Co. Ltd.	3,100	287,877
Daiwa House Industry Co. Ltd.	863,800	21,342,190
Daiwa House REIT Investment Corp.	89	218,132
Daiwa Securities Group, Inc.	72,600	280,548

Denso Corp.	535,300	17,105,229
Dentsu, Inc.	9,800	189,355
Disco Corp.	1,200	233,463
East Japan Railway Co.	902,000	68,254,696
Eisai Co. Ltd.	11,000	804,622
Electric Power Development Co. Ltd.	6,300	126,263
FamilyMart UNY Holdings Co. Ltd.	10,300	184,946
FANUC Corp.	9,000	1,202,633
Fast Retailing Co. Ltd.	2,500	1,020,106
Fuji Electric Co. Ltd.	5,100	114,354
FUJIFILM Holdings Corp.	1,684,100	82,991,708
Fujitsu Ltd.	321,100	28,921,063
Fukuoka Financial Group, Inc.	283,100	3,734,508
GMO Payment Gateway, Inc.	1,700	119,145
Hakuhodo DY Holdings, Inc.	9,800	98,882
Hamamatsu Photonics KK	6,200	251,935
Hankyu Hanshin Holdings, Inc.	10,900	366,188
Hikari Tsushin, Inc.	1,000	167,333
Hino Motors Ltd.	12,800	68,265
Hirose Electric Co. Ltd.	1,415	145,876
Hisamitsu Pharmaceutical Co., Inc.	2,500	116,010
Hitachi Chemical Co. Ltd.	4,715	200,639
Hitachi Construction Machinery Co. Ltd.	5,000	100,280
Hitachi High-Technologies Corp.	3,080	227,526
Hitachi Ltd.	42,800	1,229,490
Hitachi Metals Ltd.	2,644,400	27,757,372
Honda Motor Co. Ltd.	4,464,699	99,904,074
Hoshizaki Corp.	2,200	164,564
Hoya Corp.	16,400	1,394,517
Hulic Co. Ltd.	12,300	124,477
Idemitsu Kosan Co. Ltd.	9,065	206,897
IHI Corp.	6,000	69,874
Iida Group Holdings Co. Ltd.	846,600	11,700,985
Inpex Corp.	3,544,900	19,887,109
Isetan Mitsukoshi Holdings Ltd.	14,400	83,546
Isuzu Motors Ltd.	3,692,700	24,437,837
ITOCHU Corp.	60,900	1,260,302
Itochu Techno-Solutions Corp.	4,500	128,162
J Front Retailing Co. Ltd.	9,900	81,708
Japan Airlines Co. Ltd.	5,700	104,751

Japan Airport Terminal Co. Ltd.	2,200	84,550
Japan Exchange Group, Inc.	22,700	398,361
Japan Post Bank Co. Ltd.	18,200	168,079
Japan Post Holdings Co. Ltd.	74,400	582,002
Japan Post Insurance Co. Ltd.	10,700	132,199
Japan Prime Realty Investment Corp.	32	96,681
Japan Real Estate Investment Corp.	61	358,575
Japan Retail Fund Investment Corp.	118	134,139
Japan Tobacco, Inc.	2,716,100	50,238,853
JFE Holdings, Inc.	24,100	156,170
JGC Corp.	8,900	71,040
JSR Corp.	9,000	164,497
JTEKT Corp.	8,300	56,058
JXTG Holdings, Inc.	5,890,050	20,069,679
Kajima Corp.	21,500	219,763
Kakaku.com, Inc.	1,244,900	22,768,531
Kamigumi Co. Ltd.	5,200	87,774
Kansai Electric Power Co., Inc.	32,500	361,754
Kansai Paint Co. Ltd.	8,400	159,331
Kao Corp.	431,400	35,145,397
Kawasaki Heavy Industries Ltd.	8,175	117,621
KDDI Corp.	82,300	2,431,026
Keihan Holdings Co. Ltd.	3,900	172,993
Keikyu Corp.	9,000	151,420
Keio Corp.	4,600	271,554
Keisei Electric Railway Co. Ltd.	5,200	150,270
Keyence Corp.	265,308	85,299,855
Kikkoman Corp.	6,500	275,597
Kintetsu Group Holdings Co. Ltd.	7,400	342,488
Kirin Holdings Co. Ltd.	35,600	703,109
Kobayashi Pharmaceutical Co. Ltd.	2,200	203,546
Koito Manufacturing Co. Ltd.	4,200	141,201
Komatsu Ltd.	42,700	691,032
Konami Holdings Corp.	3,800	116,556
Konica Minolta, Inc.	19,200	77,354
Kose Corp.	1,500	185,613
Kubota Corp.	46,500	591,436
Kuraray Co. Ltd.	14,000	140,860
Kurita Water Industries Ltd.	4,600	105,535
Kyocera Corp.	1,341,300	79,151,178

Kyowa Kirin Co. Ltd.	10,900	243,610
Kyushu Electric Power Co., Inc.	17,900	143,563
Kyushu Railway Co.	7,300	209,696
Lawson, Inc.	2,300	126,247
LINE Corp.(1)	2,500	120,701
Lion Corp.	10,100	215,396
LIXIL Group Corp.	13,100	161,408
M3, Inc.	18,700	551,596
Makita Corp.	9,500	289,786
Marubeni Corp.	73,800	366,274
Marui Group Co. Ltd.	9,000	150,559
Maruichi Steel Tube Ltd.	2,900	69,455
Mazda Motor Corp.	26,000	137,302
McDonald’s Holdings Co. Japan Ltd.	2,650	119,520
Mebuki Financial Group, Inc.	36,540	74,115
Medipal Holdings Corp.	8,540	159,578
MEIJI Holdings Co. Ltd.	4,900	347,244
Mercari, Inc.(1)	3,800	73,800
Minebea Co. Ltd.	16,100	237,804
MISUMI Group, Inc.	12,300	266,061
Mitsubishi Chemical Holdings Corp.	61,350	364,298
Mitsubishi Corp.	61,300	1,296,632
Mitsubishi Electric Corp.	6,179,200	75,486,453
Mitsubishi Estate Co. Ltd.	50,900	751,750
Mitsubishi Gas Chemical Co., Inc.	6,900	74,457
Mitsubishi Heavy Industries Ltd.	14,640	368,956
Mitsubishi Materials Corp.	5,400	110,393
Mitsubishi Motors Corp.	29,000	81,709
Mitsubishi UFJ Financial Group, Inc.	577,700	2,161,496
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,300	89,575
Mitsui & Co. Ltd.	744,900	10,341,973
Mitsui Chemicals, Inc.	8,500	159,988
Mitsui Fudosan Co. Ltd.	37,700	652,765
Mitsui OSK Lines Ltd.	4,600	73,729
Mizuho Financial Group, Inc.	1,130,400	1,296,885
Monotaro Co. Ltd.	5,100	134,749
MS&AD Insurance Group Holdings, Inc.	1,895,340	52,882,136
Murata Manufacturing Co. Ltd.	851,100	42,312,230
Nabtesco Corp.	4,600	105,224
Nagoya Railroad Co. Ltd.	8,400	236,172

NEC Corp.	10,600	385,980
Nexon Co. Ltd.	21,300	348,060
NGK Insulators Ltd.	11,200	145,766
NGK Spark Plug Co. Ltd.	6,900	96,720
NH Foods Ltd.	4,000	139,202
Nidec Corp.	669,800	34,517,809
Nikon Corp.	15,200	139,510
Nintendo Co. Ltd.	4,800	1,865,537
Nippon Building Fund, Inc.	62	417,071
Nippon Express Co. Ltd.	3,200	156,092
Nippon Paint Holdings Co. Ltd.	6,300	327,929
Nippon Prologis Real Estate Investment Trust, Inc.	90	226,448
Nippon Shinyaku Co. Ltd.	1,900	148,782
Nippon Steel Corp.	38,700	329,891
Nippon Telegraph & Telephone Corp.	2,571,600	61,503,977
Nippon Yusen KK	7,700	90,950
Nissan Chemical Corp.	5,500	199,195
Nissan Motor Co. Ltd.	109,800	367,359
Nisshin Seifun Group, Inc.	8,700	145,136
Nissin Foods Holdings Co. Ltd.	2,600	215,766
Nitori Holdings Co. Ltd.	3,500	472,993
Nitto Denko Corp.	7,400	328,701
Nomura Holdings, Inc.	153,500	647,786
Nomura Real Estate Holdings, Inc.	5,500	88,994
Nomura Real Estate Master Fund, Inc.	196	249,296
Nomura Research Institute Ltd.	14,714	310,800
NSK Ltd.	18,100	115,210
NTT Data Corp.	27,800	266,117
NTT DOCOMO, Inc.	62,100	1,942,060
Obayashi Corp.	30,900	262,203
Obic Co. Ltd.	2,800	364,811
Odakyu Electric Railway Co. Ltd.	12,900	283,300
Oji Holdings Corp.	41,500	220,621
Olympus Corp.	3,507,000	50,554,461
Omron Corp.	8,200	423,962
Ono Pharmaceutical Co. Ltd.	16,200	372,283
Oracle Corp.	1,600	139,557
Oriental Land Co. Ltd.	8,700	1,110,616
ORIX Corp.	61,100	728,964
Orix JREIT, Inc.	121	159,147

Osaka Gas Co. Ltd.	17,900	336,120
Otsuka Corp.	4,300	183,311
Otsuka Holdings Co. Ltd.	167,730	6,544,555
Pan Pacific International Holdings Corp.	18,700	354,128
Panasonic Corp.	12,375,800	93,689,864
Park24 Co. Ltd.	4,700	69,286
PeptiDream, Inc.(1)	3,800	132,275
Persol Holdings Co. Ltd.	7,200	72,044
Pigeon Corp.	701,200	26,845,610
Pola Orbis Holdings, Inc.	3,700	68,022
Rakuten, Inc.	37,900	285,730
Recruit Holdings Co. Ltd.	58,400	1,508,547
Renesas Electronics Corp.(1)	33,600	119,518
Resona Holdings, Inc.	2,448,900	7,342,556
Ricoh Co. Ltd.	31,500	229,990
Rinnai Corp.	1,500	105,736
Rohm Co. Ltd.	303,300	16,463,792
Ryohin Keikaku Co. Ltd.	9,700	107,870
Sankyo Co. Ltd.	2,100	60,901
Santen Pharmaceutical Co. Ltd.	15,800	271,156
SBI Holdings, Inc.	11,525	167,923
Secom Co. Ltd.	9,300	769,187
Sega Sammy Holdings, Inc.	6,400	77,647
Seibu Holdings, Inc.	8,100	89,288
Seiko Epson Corp.	13,500	145,300
Sekisui Chemical Co. Ltd.	14,700	193,659
Sekisui House Ltd.	29,100	479,918
Seven & i Holdings Co. Ltd.	32,700	1,079,914
Seven Bank Ltd.	24,300	62,714
SG Holdings Co. Ltd.	5,800	138,147
Sharp Corp.	8,605	89,324
Shimadzu Corp.	9,900	258,372
Shimamura Co. Ltd.	1,000	60,434
Shimano, Inc.	242,500	34,583,740
Shimizu Corp.	26,600	206,997
Shin-Etsu Chemical Co. Ltd.	15,195	1,493,474
Shinsei Bank Ltd.	8,400	111,256
Shionogi & Co. Ltd.	11,400	561,558
Shiseido Co. Ltd.	911,200	53,553,454
Shizuoka Bank Ltd.	22,100	134,185

Showa Denko KK	6,400	131,303
SMC Corp.	124,000	51,986,222
Softbank Corp.	71,500	910,816
SoftBank Group Corp.	728,900	25,804,801
Sohgo Security Services Co. Ltd.	2,900	140,764
Sompo Holdings, Inc.	15,400	474,688
Sony Corp.	1,302,700	77,163,585
Sony Financial Holdings, Inc.	6,200	104,109
Square Enix Holdings Co. Ltd.	4,200	187,638
Stanley Electric Co. Ltd.	5,300	104,032
Subaru Corp.	29,180	557,778
Sugi Holdings Co. Ltd.	311,900	16,702,069
Sumco Corp.	11,900	151,212
Sumitomo Chemical Co. Ltd.	71,300	210,653
Sumitomo Corp.	55,500	632,936
Sumitomo Dainippon Pharma Co. Ltd.	6,400	83,081
Sumitomo Electric Industries Ltd.	4,503,100	47,048,312
Sumitomo Heavy Industries Ltd.	5,700	101,982
Sumitomo Metal Mining Co. Ltd.	11,200	228,979
Sumitomo Mitsui Financial Group, Inc.	2,487,100	60,420,104
Sumitomo Mitsui Trust Holdings, Inc.	1,705,100	48,987,807
Sumitomo Realty & Development Co. Ltd.	14,500	354,059
Sumitomo Rubber Industries Ltd.	7,700	72,325
Sundrug Co. Ltd.	2,800	89,724
Suntory Beverage & Food Ltd.	6,210	234,669
Suzuken Co. Ltd.	2,955	107,361
Suzuki Motor Corp.	1,307,400	31,130,788
Sysmex Corp.	705,300	51,046,030
T&D Holdings, Inc.	24,600	199,423
Taiheiyo Cement Corp.	5,300	90,276
Taisei Corp.	8,700	265,333
Taisho Pharmaceutical Holdings Co. Ltd.	1,760	108,028
Taiyo Nippon Sanso Corp.	5,300	78,425
Takeda Pharmaceutical Co. Ltd.	2,631,679	80,129,656
TDK Corp.	5,600	430,579
Teijin Ltd.	8,400	142,086
Terumo Corp.	27,700	949,040
THK Co. Ltd.	5,900	118,877
Tobu Railway Co. Ltd.	8,230	287,120
Toho Co. Ltd	4,600	140,653

Toho Gas Co. Ltd.	3,400	153,275
Tohoku Electric Power Co., Inc.	21,000	201,871
Tokio Marine Holdings, Inc.	1,469,800	67,250,064
Tokyo Century Corp.	1,700	53,195
Tokyo Electric Power Co. Holdings, Inc.(1)	73,300	254,992
Tokyo Electron Ltd.	6,800	1,267,340
Tokyo Gas Co. Ltd.	18,300	431,208
Tokyu Corp.	21,600	339,432
Tokyu Fudosan Holdings Corp.	30,300	145,534
Toppan Printing Co. Ltd.	13,200	201,538
Toray Industries, Inc.	64,400	278,757
Toshiba Corp.	17,200	376,996
Tosoh Corp.	13,100	148,044
TOTO Ltd.	6,300	207,825
Toyo Seikan Group Holdings Ltd.	6,500	74,147
Toyo Suisan Kaisha Ltd.	3,850	186,080
Toyoda Gosei Co. Ltd.	2,700	45,951
Toyota Industries Corp.	6,900	328,990
Toyota Motor Corp.	144,094	8,683,813
Toyota Tsusho Corp.	10,135	236,747
Trend Micro, Inc.	6,000	296,293
Tsuruha Holdings, Inc.	1,600	210,956
Unicharm Corp.	17,700	662,579
United Urban Investment Corp.	145	145,067
USS Co. Ltd.	8,900	122,041
Welcia Holdings Co. Ltd.	2,000	140,122
West Japan Railway Co.	7,500	512,962
Yahoo Japan Corp.	125,700	400,752
Yakult Honsha Co. Ltd.	5,300	312,223
Yamada Denki Co. Ltd.(1)	26,840	106,904
Yamaha Corp.	6,200	240,284
Yamaha Motor Co. Ltd.	12,200	146,704
Yamato Holdings Co. Ltd.	14,000	218,695
Yamazaki Baking Co. Ltd.	4,800	100,045
Yaskawa Electric Corp.	10,600	288,221
Yokogawa Electric Corp.	9,300	111,254
Yokohama Rubber Co. Ltd.	4,800	59,506
ZOZO, Inc.	4,400	59,054

Total Japan		1,996,438,598

Luxembourg – 0.01%
ArcelorMittal	30,309	286,131
Aroundtown SA	50,193	251,239
Eurofins Scientific SE	509	248,392
Millicom International Cellular SA	4,844	134,584
SES SA - Class A	15,959	93,622
Tenaris SA	21,268	128,306

Total Luxembourg		1,142,274

Macau – 0.00%(3)
Sands China Ltd.	114,000	414,743
Wynn Macau Ltd.	81,600	122,376

Total Macau		537,119

Malaysia – 0.17%
Public Bank Bhd	4,823,300	17,743,857

Total Malaysia		17,743,857

Mexico – 0.46%
Wal-Mart de Mexico SAB de CV	20,265,412	47,745,131

Total Mexico		47,745,131

Netherlands – 3.20%
ABN AMRO Bank NV(2)	20,620	167,327
Adyen NV(1)(2)	452	384,152
Aegon NV	81,912	204,567
Akzo Nobel NV	8,661	569,623
Altice Europe NV(1)	27,308	105,394
ASML Holding NV	240,000	63,267,566
ASML Holding NV - Class REG	196,470	51,404,411
EXOR NV	4,796	247,182
Heineken Holding NV	4,934	384,499
Heineken NV	11,060	938,595
ING Groep NV	9,506,355	48,711,477
Just Eat Takeaway(1)(2)	5,007	378,644
Koninklijke Ahold Delhaize NV	371,337	8,650,877
Koninklijke DSM NV	7,747	871,451
Koninklijke KPN NV	4,653,368	11,128,117
Koninklijke Philips NV	38,949	1,599,144
Koninklijke Vopak NV	3,238	170,028
NN Group NV	14,393	391,141
NXP Semiconductors NV	12,030	997,648
PostNL NV	15,476,351	19,583,213
Prosus NV(1)	341,766	23,930,746
QIAGEN NV - Aquis Listed(1)	9,697	391,537

Randstad NV	5,720	201,870
Royal Dutch Shell Plc - Class A	279,036	4,847,882
Royal Dutch Shell Plc - Class A	1,673,386	29,018,106
Royal Dutch Shell Plc - Class B	3,874,631	64,993,294
Wolters Kluwer NV	11,654	826,397

Total Netherlands		334,364,888

New Zealand – 0.27%
a2 Milk Co. Ltd.(1)	31,842	325,286
Auckland International Airport Ltd.	43,232	128,819
Fisher & Paykel Healthcare Corp. Ltd.	24,255	440,919
Fletcher Building Ltd.	42,838	89,158
Mercury NZ Ltd.	35,910	89,911
Meridian Energy Ltd.	54,688	130,519
Ryman Healthcare Ltd.	16,229	98,443
Spark New Zealand Ltd.	86,805	211,263
Xero Ltd.(1)	651,326	27,088,955

Total New Zealand		28,603,273

Norway – 0.03%
Aker BP ASA	4,383	54,978
DNB ASA	44,512	495,905
Equinor ASA	45,998	573,417
Gjensidige Forsikring ASA	8,100	137,937
Mowi ASA	18,515	279,937
Norsk Hydro ASA	63,182	136,231
Orkla ASA	30,472	261,075
Schibsted ASA - Class B	4,503	81,459
Telenor ASA	34,501	504,257
Yara International ASA	7,905	249,949

Total Norway		2,775,145

Portugal – 0.41%
EDP - Energias de Portugal SA	112,259	451,661
Galp Energia SGPS SA	22,457	256,822
Jeronimo Martins SGPS SA	2,344,555	42,317,192

Total Portugal		43,025,675

Russia – 0.00%(3)
Evraz Plc	20,551	58,799

Total Russia		58,799

Singapore – 2.56%
Ascendas Real Estate Investment Trust	128,052	253,545
CapitaLand Commercial Trust	124,351	133,436

CapitaLand Ltd.	109,600	219,630
CapitaLand Mall Trust	119,600	149,963
City Developments Ltd.	21,900	111,048
ComfortDelGro Corp. Ltd.	91,100	97,006
DBS Group Holdings Ltd.	4,283,800	55,895,668
Genting Singapore Ltd.	264,300	128,122
Jardine Cycle & Carriage Ltd.	4,000	54,997
Keppel Corp. Ltd.	71,200	264,816
Mapletree Commercial Trust	110,200	141,340
Oversea-Chinese Banking Corp. Ltd.	151,600	918,534
SATS Ltd.	35,000	77,801
Sembcorp Industries Ltd.	66,600	73,111
Singapore Airlines Ltd.	21,900	88,895
Singapore Exchange Ltd.	29,400	189,349
Singapore Press Holdings Ltd.	53,500	69,176
Singapore Technologies Engineering Ltd.	72,800	159,274
Singapore Telecommunications Ltd.	46,852,600	83,525,262
Suntec Real Estate Investment Trust	90,700	79,320
United Overseas Bank Ltd.	7,627,806	104,653,885
UOL Group Ltd.	20,900	95,888
Venture Corp. Ltd.	11,200	106,692
Wilmar International Ltd.	8,736,700	19,757,242

Total Singapore		267,244,000

South Africa – 0.45%
Naspers Ltd. - Class N	330,341	46,946,220

Total South Africa		46,946,220

South Korea – 1.20%
NAVER Corp.	137,132	19,066,067
POSCO	119,624	15,741,060
Samsung SDI Co. Ltd.	415,666	80,926,194
Shinhan Financial Group Ltd.	424,930	9,940,906

Total South Korea		125,674,227

Spain – 2.38%
ACS Actividades Co.	12,299	244,250
Aena SA(2)	2,896	314,200
Amadeus IT Group SA	605,387	28,494,881
Banco Bilbao Vizcaya Argentaria SA	14,641,614	45,338,559
Banco de Sabadell SA	280,836	142,024
Banco Santander SA	21,865,159	52,013,338
Bankia SA	8,983,951	9,796,761

Bankinter SA	35,724	129,594
CaixaBank SA	173,895	321,811
Cellnex Telecom SA(2)	10,534	477,848
Enagas SA	7,336	144,719
Endesa SA	14,873	314,719
Ferrovial SA	20,864	495,243
Grifols SA	12,673	424,006
Iberdrola SA	288,631	2,823,104
Industria de Diseno Textil SA	1,769,684	45,858,961
Mapfre SA	58,983	100,059
Naturgy Energy Group SA	14,481	254,052
Red Electrica Corp. SA	17,306	310,980
Repsol SA	67,450	601,739
Siemens Gamesa Renewable Energy SA	11,026	162,701
Telefonica SA	13,040,891	59,350,284

Total Spain		248,113,833

Sweden – 3.03%
Alfa Laval AB	13,447	230,226
Assa Abloy AB - Class B	42,894	800,776
Atlas Copco AB - Class A	2,784,175	92,585,671
Atlas Copco AB - Class B	16,576	482,185
Boliden AB	12,790	229,451
Electrolux AB	8,828	109,058
Epiroc AB - Class A	3,046,991	30,108,769
Epiroc AB - Class B	15,534	153,114
Essity AB - Class B	26,082	798,985
Hennes & Mauritz AB - Class B	35,249	451,074
Hexagon AB - Class B	11,098	469,281
Husqvarna AB - Class B	18,402	91,545
ICA Gruppen AB	4,162	173,828
Industrivarden AB - Class C	7,711	147,646
Investor AB - Class B	917,901	41,409,881
Kinnevik AB - Class B	11,667	190,282
L E Lundbergforetagen AB - Class B	3,602	146,017
Lundin Petroleum AB	8,626	162,829
Nibe Industrier AB - Class B	2,121,615	30,687,959
Sandvik AB	48,763	685,934
Securitas AB - Class B	14,544	156,238
Skandinaviska Enskilda Banken AB - Class A	75,925	508,474
Skanska AB - Class B	15,763	237,220

SKF AB - Class B	18,132	247,088
Spotify Technology SA(1)	233,393	28,343,246
Svenska Handelsbanken AB - Class A	72,420	597,255
Swedbank AB	41,503	457,746
Swedish Match AB	7,479	423,458
Tele2 AB - Class B	21,836	290,922
Telefonaktiebolaget LM Ericsson - Class B(1)	2,065,326	16,718,737
Telia Co. AB	18,803,440	67,304,669
Volvo AB - Class B	64,980	772,348

Total Sweden		316,171,912

Switzerland – 7.85%
ABB Ltd.	3,709,450	64,474,103
Adecco Group AG	1,178,514	46,441,272
Alcon, Inc.(1)	1,029,182	52,725,745
Baloise Holding AG	2,254	293,858
Barry Callebaut AG	128	256,199
Chocoladefabriken Lindt & Spruengli AG	47	394,493
Chocoladefabriken Lindt & Spruengli AG - REG	5	433,971
Chubb Ltd.	383,223	42,802,177
Cie Financiere Richemont SA	645,331	34,495,438
Clariant AG(1)	9,877	164,395
Coca-Cola HBC AG	9,016	193,360
Credit Suisse Group AG(1)	972,186	7,846,858
Dufry AG(1)	2,188	67,150
EMS-Chemie Holding AG	362	225,770
Geberit AG	64,375	28,207,807
Givaudan SA	399	1,227,714
Glencore Plc(1)	504,113	762,999
Julius Baer Group Ltd.(1)	9,733	326,031
Kuehne & Nagel International AG	2,414	328,837
LafargeHolcim Ltd.(1)	21,747	793,624
Lonza Group AG(1)	3,187	1,310,889
Nestle SA	730,423	74,771,792
Novartis AG	2,099,028	173,167,372
Pargesa Holding SA	1,654	109,203
Partners Group Holding AG	790	540,886
Roche Holding AG	464,548	149,464,613
Schindler Holding AG	816	170,848
Schindler Holding AG Participation Certificate	200,911	43,954,810
SGS SA	258	595,070

Sika AG	286,070	46,976,369
Sonova Holding AG	2,374	423,318
STMicroelectronics NV	29,866	642,018
Straumann Holding AG	451	329,728
Swatch Group AG - BR	1,345	264,156
Swatch Group AG - REG	2,356	91,212
Swiss Life Holding AG	1,568	526,293
Swiss Prime Site AG	3,626	352,920
Swiss Re AG	13,797	1,062,354
Swisscom AG	1,198	641,506
Temenos AG(1)	2,819	367,456
u-blox Holding AG(1)	77,824	4,741,663
UBS Group AG(1)	2,100,724	19,255,478
Vifor Pharma AG	1,874	256,378
Zurich Insurance Group AG	46,907	16,478,740

Total Switzerland		818,956,873

Taiwan – 2.38%
Catcher Technology Co. Ltd.	2,137,000	13,670,085
Hon Hai Precision Industry Co. Ltd.	6,340,400	14,597,296
Taiwan Semiconductor Manufacturing Co. Ltd.	8,393,860	75,564,183
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,031,916	144,895,266

Total Taiwan		248,726,830

Thailand – 0.11%
Thai Beverage PCL	26,780,100	11,329,300

Total Thailand		11,329,300

United Arab Emirates – 0.00%(3)
NMC Health Plc(5)	3,812	4,443

Total United Arab Emirates		4,443

United Kingdom – 12.79%
3i Group Plc	45,807	443,853
Admiral Group Plc	9,196	253,259
Anglo American Plc	47,691	835,718
Ashtead Group Plc	19,542	422,380
ASOS Plc(1)	396,988	5,841,365
Associated British Foods Plc	15,359	344,037
AstraZeneca Plc	1,109,997	98,899,482
Auto Trader Group Plc(2)	7,009,493	37,877,858
AVEVA Group Plc	2,621	112,925
Aviva Plc	4,226,816	13,896,731
BAE Systems Plc	150,334	965,899

Barclays Plc	7,504,993	8,528,914
Barratt Developments Plc	47,117	254,682
Berkeley Group Holdings Plc	5,351	238,834
BP Plc	30,029,196	123,148,027
British American Tobacco Plc	107,417	3,659,188
British Land Co. Plc	40,722	169,818
BT Group Plc - Class A	388,759	565,476
Bunzl Plc	14,782	295,886
Burberry Group Plc	1,252,872	20,365,106
Centrica Plc	286,942	135,205
CNH Industrial NV	46,679	265,851
Coca-Cola European Partners Plc	9,669	362,878
Compass Group Plc	68,485	1,067,004
Croda International Plc	5,574	294,071
Diageo Plc	100,972	3,201,774
Direct Line Insurance Group Plc	61,945	226,143
easyJet Plc	6,414	44,446
Ferguson Plc	9,927	613,811
Fiat Chrysler Automobiles NV	51,531	367,867
G4S Plc	63,434	72,150
GlaxoSmithKline Plc	3,815,043	71,586,097
Halma Plc	16,267	382,048
Hargreaves Lansdown Plc	2,803,511	47,634,101
HomeServe Plc	1,956,536	25,485,029
HSBC Holdings Plc	3,881,348	21,788,995
Imperial Brands Plc	43,659	805,742
Informa Plc	57,232	311,726
InterContinental Hotels Group Plc	7,594	323,074
Intertek Group Plc	559,162	32,669,076
ITV Plc	180,434	148,070
J Sainsbury Plc	10,437,844	27,006,978
JD Sports Fashion Plc	17,769	99,520
John Wood Group Plc	12,203,477	23,221,385
Johnson Matthey Plc	846,179	18,644,760
Jupiter Fund Management Plc	2,617,803	6,418,514
Kingfisher Plc	22,057,431	38,744,085
Land Securities Group Plc	32,676	225,331
Legal & General Group Plc	280,124	661,849
Lloyds Banking Group Plc	136,964,778	53,546,680
London Stock Exchange Group Plc	13,551	1,212,216

M&G Plc(1)	124,014	172,505
Marks & Spencer Group Plc	100,134	121,386
Meggitt Plc	38,935	139,958
Melrose Industries Plc	213,093	236,796
Micro Focus International Plc	13,808	68,137
Mondi Plc	21,921	369,930
National Grid Plc	162,069	1,893,659
Next Plc	5,803	291,130
Ocado Group Plc(1)	18,644	279,665
Pearson Plc	36,053	246,821
Persimmon Plc	14,515	343,115
Prudential Plc	121,063	1,516,901
Reckitt Benckiser Group Plc	30,370	2,313,453
RELX Plc	83,288	1,777,569
Rentokil Initial Plc	79,277	378,626
Rightmove Plc	8,300,324	50,058,925
Rio Tinto Ltd.	17,422	897,572
Rio Tinto Plc	52,423	2,403,189
Rolls-Royce Holdings Plc(1)	74,540	315,040
Royal Bank of Scotland Group Plc	7,778,731	10,892,151
RSA Insurance Group Plc	46,178	240,976
Sage Group Plc	46,811	340,388
Schroders Plc	6,188	189,180
Segro Plc	46,549	440,045
Severn Trent Plc	10,789	305,404
Smith & Nephew Plc	2,971,330	52,344,474
Smiths Group Plc	17,945	270,560
Spirax-Sarco Engineering Plc	3,122	313,427
SSE Plc	4,869,826	78,253,492
St James’s Place Plc	22,880	213,652
Standard Chartered Plc	2,242,905	12,400,560
Standard Life Aberdeen Plc	107,951	297,924
Taylor Wimpey Plc	154,774	222,714
TechnipFMC Plc	1,633,385	11,009,015
Tesco Plc	71,635,321	202,300,096
Trainline Plc(1)(2)	7,166,210	29,752,224
Travis Perkins Plc	1,668,728	18,140,282
Unilever NV	63,107	3,101,790
Unilever Plc	47,471	2,393,971
United Utilities Group Plc	32,155	359,940

Vodafone Group Plc		71,414,551	98,798,081
Weir Group Plc		1,040,962	9,258,452
Whitbread Plc		6,247	231,523
Willis Towers Watson Plc		38,794	6,589,161
Wm Morrison Supermarkets Plc		115,468	252,258
WPP Plc		5,488,965	37,319,107

Total United Kingdom			1,334,741,138

United States – 1.95%
Carnival Plc		7,004	83,599
Mettler-Toledo International, Inc.(1)		127,582	88,096,647
Mylan NV(1)		1,022,053	15,238,810
ResMed, Inc.		428,924	63,176,216
STERIS Plc		261,881	36,655,484

Total United States			203,250,756

Total Common Stocks (Cost: $11,460,120,825)			9,946,061,850

PREFERRED STOCKS – 0.18%
Germany – 0.18%
Bayerische Motoren Werke AG		2,242	95,073
Fuchs Petrolub SE		2,833	101,055
Henkel AG & Co. KGaA		7,664	612,979
Porsche Automobil Holding SE		7,021	293,481
Sartorius AG		1,443	344,986
Volkswagen AG		146,845	16,916,046

Total Germany			18,363,620

Total Preferred Stocks (Cost: $23,282,193)			18,363,620

SHORT-TERM INVESTMENTS – 3.69%
Money Market Funds – 3.60%
Goldman Sachs Financial Square Government Fund - Class I, 0.34%(4)		374,976,487	374,976,487

Total Money Market Funds (Cost: $374,976,487)			374,976,487

	Principal Amount		Value
Time Deposits – 0.09%
Brown Brothers Harriman, -1.86% due 04/01/2020	CHF	33	34
Brown Brothers Harriman, -0.58% due 04/01/2020	DKK	387,677	57,272
Brown Brothers Harriman, -0.11% due 04/01/2020	SEK	325,727	32,927
Brown Brothers Harriman, 0.01% due 04/01/2020	NOK	104,104	10,014
Brown Brothers Harriman, 0.01% due 04/01/2020	SGD	38,879	27,353
Brown Brothers Harriman, 0.02% due 04/01/2020	AUD	306,196	188,341

Brown Brothers Harriman, 0.03% due 04/01/2020	GBP	516	641
Brown Brothers Harriman, 0.35% due 04/01/2020	NZD	51,132	30,510
Brown Brothers Harriman, 0.63% due 04/01/2020	HKD	167,525	21,608
Citibank, London, -0.65% due 04/01/2020	EUR	2,141,696	2,362,076
Citibank, London, 0.03% due 04/01/2020	GBP	4,505,715	5,596,549
Citibank, New York, 0.15% due 04/01/2020		$941,124	941,124
ING Bank, Amsterdam, -1.86% due 04/01/2020	CHF	135,672	140,959
Sumitomo, Tokyo, -0.27% due 04/01/2020	JPY	30,847,088	286,883

Total Time Deposits (Cost: $9,696,291)			9,696,291

Total Short-Term Investments (Cost: $384,672,778)			384,672,778

TOTAL INVESTMENTS IN SECURITIES – 99.20% (Cost: $11,868,075,796)			10,349,098,248

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.80%			83,663,566

TOTAL NET ASSETS – 100.00%			$10,432,761,814

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $199,144,056, which represents 1.91% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $19,542 or 0.00% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	% of Net Assets
Healthcare	15.95%
Financials	13.39%
Industrials	13.35%
Consumer Discretionary	12.37%
Information Technology	11.92%
Communication Services	9.59%
Consumer Staples	8.39%
Energy	4.65%
Utilities	2.62%
Materials	2.42%
Real Estate	0.68%

Total Common Stocks	95.33%

PREFERRED STOCKS
Consumer Discretionary	0.18%
Consumer Staples	0.00	%(1)
Healthcare	0.00	%(1)
Materials	0.00	%(1)

Total Preferred Stocks	0.18

SHORT-TERM INVESTMENTS	3.69%

TOTAL INVESTMENTS	99.20%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.80%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$48,401,161	$951,864,677	$—	$1,000,265,838
Consumer Discretionary	218,477,962	1,071,733,345	15,099	1,290,226,406
Consumer Staples	85,380,655	789,739,807	—	875,120,462
Energy	11,009,015	474,178,306	—	485,187,321
Financials	106,339,222	1,290,497,369	—	1,396,836,591
Health Care	230,521,007	1,433,235,077	4,443	1,663,760,527
Industrials	66,196,813	1,326,736,457	—	1,392,933,270
Information Technology	398,307,799	845,784,271	—	1,244,092,070
Materials	—	252,691,820	—	252,691,820
Real Estate	—	70,878,496	—	70,878,496
Utilities	—	274,069,049	—	274,069,049
Preferred Stocks
Consumer Discretionary	—	17,304,600	—	17,304,600
Consumer Staples	—	612,979	—	612,979
Health Care	—	344,986	—	344,986
Materials	—	101,055	—	101,055
Short-Term Investments
Money Market Funds	374,976,487	—	—	374,976,487
Time Deposits	—	9,696,291	—	9,696,291

Total Assets	$1,539,610,121	$8,809,468,585	$19,542	$10,349,098,248